11. Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31, 2018	December 31, 2017
Value-added tax recoverable, current	$483	$673
Deposit and prepayment for acquisitions, net of provision of $10,840 and $10,205, respectively (a)	55	116
Other deposit and prepayment, net of provision of $452 and $306, respectively (b)	1,216	2,359
Other receivable, net of provision of $914 and $906, respectively (c)	2,628	2,835
Total prepaid expenses and other current assets	$4,382	$5,983